UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 4.2%
Bally Technologies Inc.	465,510	$19,653,832	*
Penn National Gaming Inc.	377,380	15,449,937	*

Total Hotels, Restaurants & Leisure		35,103,769

Media - 2.0%
Lions Gate Entertainment Corp.	1,601,300	16,141,104	*

Specialty Retail - 7.3%
Advance Auto Parts Inc.	187,970	14,406,021
Hibbett Sports Inc.	353,630	16,949,486	*
Jos. A. Bank Clothiers Inc.	272,692	13,021,043	*
Lumber Liquidators Holdings Inc.	499,882	10,677,479	*
Stage Stores Inc.	354,920	5,458,670

Total Specialty Retail		60,512,699

TOTAL CONSUMER DISCRETIONARY		111,757,572

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
Casey’s General Stores Inc.	259,049	13,195,956

ENERGY - 4.8%
Energy Equipment & Services - 4.3%
Lufkin Industries Inc.	162,820	12,247,320
Newpark Resources Inc.	265,570	2,161,740	*
Oceaneering International Inc.	337,440	16,396,210
TETRA Technologies Inc.	514,200	4,802,628	*

Total Energy Equipment & Services		35,607,898

Oil, Gas & Consumable Fuels - 0.5%
Comstock Resources Inc.	354,710	4,270,708	*

TOTAL ENERGY		39,878,606

FINANCIALS - 8.5%
Capital Markets - 3.9%
Affiliated Managers Group Inc.	124,055	12,468,768	*
Duff & Phelps Corp., Class A Shares	546,580	8,379,071
Financial Engines Inc.	393,570	9,426,002	*
WisdomTree Investments Inc.	346,510	1,985,502	*

Total Capital Markets		32,259,343

Commercial Banks - 2.4%
Old National Bancorp	770,910	9,073,611
SVB Financial Group	186,710	10,836,648	*

Total Commercial Banks		19,910,259

Diversified Financial Services - 0.9%
Primus Guaranty Ltd.	1,386,334	7,624,837	*

Real Estate Management & Development - 1.3%
Jones Lang LaSalle Inc.	133,890	10,545,177

TOTAL FINANCIALS		70,339,616

HEALTH CARE - 15.6%
Biotechnology - 2.1%
Acorda Therapeutics Inc.	393,464	10,045,136	*
ARIAD Pharmaceuticals Inc.	393,090	5,798,077	*
Vanda Pharmaceuticals Inc.	301,167	1,490,777	*

Total Biotechnology		17,333,990

Health Care Equipment & Supplies - 2.2%
Insulet Corp.	249,620	4,860,101	*
Integra LifeSciences Holdings Corp.	270,396	7,982,090	*
Volcano Corp.	196,830	5,521,082	*

Total Health Care Equipment & Supplies		18,363,273

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services - 5.6%
Accretive Health Inc.	356,990	$9,578,042	*
Hanger Orthopedic Group Inc.	354,783	6,950,199	*
Mednax Inc.	265,932	18,939,677	*
Owens & Minor Inc.	351,210	10,680,296

Total Health Care Providers & Services		46,148,214

Health Care Technology - 1.4%
athenahealth Inc.	208,010	12,102,022	*

Life Sciences Tools & Services - 3.0%
Luminex Corp.	371,080	7,310,276	*
Mettler-Toledo International Inc.	99,010	17,376,255	*

Total Life Sciences Tools & Services		24,686,531

Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals Inc.	515,730	10,247,555	*
Endocyte Inc.	160,670	549,491	*

Total Pharmaceuticals		10,797,046

TOTAL HEALTH CARE		129,431,076

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.2%
Orbital Sciences Corp.	670,883	9,721,095	*

Commercial Services & Supplies - 1.5%
Copart Inc.	171,650	8,074,416	*
Corrections Corporation of America	176,010	4,141,515	*

Total Commercial Services & Supplies		12,215,931

Construction & Engineering - 1.6%
Quanta Services Inc.	625,440	13,509,504	*

Machinery - 4.9%
Chart Industries Inc.	174,000	9,702,240	*
IDEX Corp.	553,330	22,420,932
Tennant Co.	219,430	8,443,666

Total Machinery		40,566,838

Trading Companies & Distributors - 4.0%
MSC Industrial Direct Co. Inc., Class A Shares	264,830	20,132,376
United Rentals Inc.	345,370	13,206,949	*

Total Trading Companies & Distributors		33,339,325

TOTAL INDUSTRIALS		109,352,693

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 0.7%
Comverse Technology Inc.	934,871	5,889,687	*

Computers & Peripherals - 0.6%
OCZ Technology Group Inc.	607,020	5,117,179	*

Electronic Equipment, Instruments & Components - 1.6%
Elster Group SE, ADR	499,700	6,760,941	*
FEI Co.	151,820	6,689,189	*

Total Electronic Equipment, Instruments & Components		13,450,130

Internet Software & Services - 10.8%
comScore Inc.	484,698	10,736,061	*
Cornerstone OnDemand Inc.	341,270	6,224,765	*
Dice Holdings Inc.	390,810	3,700,971	*
Digital River Inc.	342,120	5,477,341	*
Limelight Networks Inc.	450,770	1,469,510	*
LivePerson Inc.	583,390	7,000,680	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Internet Software & Services - 10.8% (continued)
Mercadolibre Inc.	227,577	$19,890,230
Monster Worldwide Inc.	1,131,460	8,146,512	*
Taleo Corp., Class A Shares	664,465	23,927,384	*
XO Group Inc.	328,420	2,706,181	*

Total Internet Software & Services		89,279,635

IT Services - 0.8%
ServiceSource International Inc.	403,157	6,821,416	*

Semiconductors & Semiconductor Equipment - 4.9%
CEVA Inc.	184,280	4,977,403	*
Cymer Inc.	245,800	12,238,382	*
Integrated Device Technology Inc.	1,004,100	6,365,994	*
LSI Corp.	1,733,512	13,122,686	*
Novellus Systems Inc.	72,460	3,416,489	*

Total Semiconductors & Semiconductor Equipment		40,120,954

Software - 12.3%
Aspen Technology Inc.	770,590	13,878,326	*
Fortinet Inc.	637,340	14,537,725	*
Imperva Inc.	85,640	2,824,407	*
Jive Software Inc.	34,040	505,494	*
MICROS Systems Inc.	320,004	15,907,399	*
Monotype Imaging Holdings Inc.	318,490	4,971,629	*
Solarwinds Inc.	549,700	17,376,017	*
Sourcefire Inc.	652,468	20,239,557	*
Verint Systems Inc.	418,895	11,858,918	*

Total Software		102,099,472

TOTAL INFORMATION TECHNOLOGY		262,778,473

MATERIALS - 5.9%
Chemicals - 4.6%
Kraton Performance Polymers Inc.	111,020	3,157,409	*
Rockwood Holdings Inc.	389,314	19,660,357	*
Senomyx Inc.	621,950	1,822,314	*
Solutia Inc.	477,910	13,142,525	*

Total Chemicals		37,782,605

Metals & Mining - 1.3%
Compass Minerals International Inc.	144,516	10,559,784

TOTAL MATERIALS		48,342,389

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp., Class A Shares	472,410	21,598,585	*

UTILITIES - 2.2%
Electric Utilities - 2.2%
ITC Holdings Corp.	244,080	17,991,137

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $628,967,206)		824,666,103

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $11,508,070; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16 Market value - $11,738,198) (Cost - $11,508,000)	0.220%	2/1/12	11,508,000	11,508,000

TOTAL INVESTMENTS - 101.0% (Cost - $640,475,206#)				836,174,103

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

Liabilities in Excess of Other Assets - (1.0)%	$(8,117,075)

TOTAL NET ASSETS - 100.0%	$828,057,028

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$824,666,103	—	—	$824,666,103
Short-term investments†	—	$11,508,000	—	11,508,000

Total investments	$824,666,103	$11,508,000	—	$836,174,103

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$258,156,157
Gross unrealized depreciation	(62,457,260)

Net unrealized appreciation	$195,698,897

During the period ended January 31, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2011	470	$37,778
Options written	3,346	349,323
Options closed	—	—
Option exercised	(820)	(77,063)
Options expired	(2,996)	(310,038)

Written options, outstanding as of January 31, 2012	—	—

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended January 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Written options †	$50,758

†	At January 31, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 27, 2012